Warrant Liability - Schedule of Warrant Liability (Details) - Warrants [Member] - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Reconciles the Warrant Liability [Line Items]
Number of Warrants, Share, Beginning balance	7,526,667
Number of Warrants, Amount, Beginning balance	$ 18,630
Number of Warrants, End of period	7,526,667	7,526,667
Number of Warrants, Amount, End of period	$ 18,304	$ 18,630
Number of Warrants, Common shares issuable on exercise	7,526,667	7,526,667
Number of Warrants, Common shares issuable on exercise, Amount
Number of Warrants, Warrants issued		5,000,000
Number of Warrants, Amount, Warrants issued		$ 35,644
Number of Warrants, MBSC warrants converted		2,526,667
Number of Warrants, MBSC warrants converted, Amount		$ 17,959
Number of Warrants, Change in fair value
Number of Warrants, Change in fair value, Amount	$ (326)	$ (34,973)